CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
CAPITAL STOCK [Text Block]

9. CAPITAL STOCK

Authorized stock

The Company's authorized shares are 250,000,000 common shares with a par value of $0.001 per share.

Issuances of shares

During the year ended December 31, 2021, the Company issued 255,000 shares at prices between CAD$0.23 and CAD$0.65 per share for proceeds of CAD$118,750 ($94,929) on exercise of stock options.

During the year ended December 31, 2020, the Company issued 885,000 shares at CAD$0.50 per share for proceeds of CAD$442,500 ($334,132) on exercise of warrants and issued 346,500 shares at prices between CAD$0.15 and CAD$0.50 per share for proceeds of CAD$94,575 ($71,912) on exercise of stock options.

The Company did not issue shares during the year ended December 31, 2019.

Cancellation of shares

During the year ended December 31, 2021, a total of 379,300 shares were re-purchased for $315,235 and were cancelled. A further total of 5,200 common shares were re-purchased in 2020 for $4,857 were cancelled in 2021. A total of 17,600 common shares were re-purchased in 2021 for $13,294 and held in treasury. These 17,600 shares were cancelled in January 2022.

During the year ended December 31, 2020, a total of 233,600 shares were re-purchased for $116,954 and were cancelled. A further total of 25,000 common shares were re-purchased in 2019 for $9,430 were cancelled in 2020. A total of 5,200 common shares were re-purchased in 2020 for $4,857 and held in treasury. These 5,200 shares were cancelled in January 2021.

During the year ended December 31, 2019, a total of 401,800 common shares were re-purchased for $124,145 and cancelled. A total of 25,000 common shares were re-purchased for $9,430 and held in treasury. These 25,000 shares were cancelled in January 2020.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the "2011 Plan") and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

The TSX's rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company's directors and by the Company's shareholders. The Board approved all unallocated options under the Option Plan on March 26, 2020 which was approved by the Company's shareholders at the annual and special meeting held on June 25, 2020.

At December 31, 2021, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date

120,000	CDN$0.59	May 31, 2022
125,000	CDN$0.27	July 1, 2022
382,000	CDN$0.15	December 31, 2022
54,000	CDN$0.60	June 1, 2025
250,000	CDN$0.20	October 8, 2025
360,000	CDN$1.23	October 23, 2025
400,000	CDN$0.40	May 5, 2026
690,000	CDN$0.30	July 1, 2026

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,636,000	$0.35	2,615,000	$0.23	2,615,000	$0.23
Granted	-	-	534,000	0.80	-	-
Exercised	(255,000)	0.38	(346,500)	0.21	-	-
Cancelled/Expired	-	-	(166,500)	0.31	-	-
Outstanding, end of year	2,381,000	$0.32	2,636,000	$0.35	2,615,000	$0.23

Exercisable, end of year	2,381,000	$0.32	2,636,000	$0.35	2,615,500	$0.23

The aggregate intrinsic value for options vested and for total options as of December 31, 2021 is approximately $1,096,069 (December 31, 2020 - $1,666,776, December 31, 2019 - $688,753). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2021 is 1.92 years (December 31, 2020 - 3.3 years, December 31, 2019 - 4.1 years).

The fair value of stock options granted, vested, and modified during the year ended December 31, 2021 was $2,504, (December 31, 2020 - $196,115, December 31, 2019 was $10,642) which has been included in general and administrative expense.

The following assumptions were used for the Black-Scholes valuation of stock options issued during the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019

Risk-free interest rate	-	1.75%	1.75%
Expected life	-	1.8 to 2.6 years	1.8 to 2.6 years
Annualized volatility	-	73%	73%
Dividend rate	-	-	-

The Company did not issue stock options during the years ended December 31, 2021.

During 2020 the Company granted 314,000 options to insiders at a prices between $0.47 (CAD$0.60) and $0.96 (CAD$1.23). A further 100,000 options were granted to non-insiders at between $0.47 (CAD$0.60) and $0.96 (CAD$1.23). Consultants received 120,000 options priced at $0.47 (CAD$0.60).

The Company did not issue stock options during the years ended December 31, 2019.

Warrants

At December 31, 2021 and 2020, there were no warrants outstanding.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2021	2020		2019

Balance, beginning of period	-	1,250,000	CAD$0.50	1,250,000	CAD$0.50
Issued	-	-		-	-
Exercised	-	(885,000)		-
Expired	-	(365,000)		-
Balance, end of period	-	-	-	1,250,000	CAD$0.50

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity's own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company's functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company's own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability using the Black-Scholes Options Pricing Model at May 25, 2016 to be $70,712. In August 2017, the Company extended the term of the non-broker warrants until August 25, 2018 and decreased the strike price of the warrants to CAD$0.50. The Company determined that the warrant extension created a fair value of the warrant liability using the Black-Scholes Options Pricing Model at August 25, 2017 of $17,112.

The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. In August 2017, a further charge was recognized when the non-broker warrants were extended and the strike price was changed. At December 31, 2021, 2020, and 2019, the fair value adjustment was recognized in the consolidated statement of operations.

The fair value of the warrants estimated at December 31, 2021 using the Black-Scholes Options Pricing Model was $Nil (December 31, 2020 - $Nil, December 31, 2019 - $137,313).